Summary of significant accounting policies- Long-lived assets (Details) $ in Millions	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Summary of significant accounting policies
Amortization expenses	$ 744	¥ 5,122,000,000	¥ 2,931,000,000	¥ 2,089,000,000
Impairment of long-lived assets other than investment in equity investees and investment securities		¥ 0	0	0
Minimum
Summary of significant accounting policies
Period of land use rights	40 years	40 years
Terms for movies and television serial dramas	6 months	6 months
Maximum
Summary of significant accounting policies
Period of land use rights	70 years	70 years
Terms for movies and television serial dramas	10 years	10 years
User base and customer relationships | Minimum
Summary of significant accounting policies
Estimated useful lives of intangible assets	1 year	1 year
User base and customer relationships | Maximum
Summary of significant accounting policies
Estimated useful lives of intangible assets	6 years	6 years
Trade names, trademarks and domain names | Minimum
Summary of significant accounting policies
Estimated useful lives of intangible assets	3 years	3 years
Trade names, trademarks and domain names | Maximum
Summary of significant accounting policies
Estimated useful lives of intangible assets	20 years	20 years
Developed technology and patents | Minimum
Summary of significant accounting policies
Estimated useful lives of intangible assets	2 years	2 years
Developed technology and patents | Maximum
Summary of significant accounting policies
Estimated useful lives of intangible assets	5 years	5 years
Non-compete agreements | Minimum
Summary of significant accounting policies
Estimated useful lives of intangible assets	2 years	2 years
Non-compete agreements | Maximum
Summary of significant accounting policies
Estimated useful lives of intangible assets	6 years	6 years
Licensed copyrights of video content | Cost of revenue | Digital media and entertainment
Summary of significant accounting policies
Amortization expenses		¥ 3,886,000,000	347,000,000	84,000,000
Impairment charges		¥ 857,000,000	¥ 0	¥ 0
Computer equipment and software | Minimum
Summary of significant accounting policies
Estimated useful lives of property and equipment	3 years	3 years
Computer equipment and software | Maximum
Summary of significant accounting policies
Estimated useful lives of property and equipment	5 years	5 years
Furniture, office and transportation equipment | Minimum
Summary of significant accounting policies
Estimated useful lives of property and equipment	3 years	3 years
Furniture, office and transportation equipment | Maximum
Summary of significant accounting policies
Estimated useful lives of property and equipment	5 years	5 years
Buildings | Minimum
Summary of significant accounting policies
Estimated useful lives of property and equipment	20 years	20 years
Buildings | Maximum
Summary of significant accounting policies
Estimated useful lives of property and equipment	50 years	50 years